PRINCIPAL ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2022
PRINCIPAL ACCOUNTING POLICIES
Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

	As of December 31, 2021
			Non-
	Active market	Observable input	observable input
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	—	—	753,164	753,164
Liabilities:
Put right liabilities	—	—	96,911	96,911

	As of June 30, 2022
			Non-
	Active market	Observable input	observable input
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	—	—	211,184	211,184
Liabilities:
Put right liabilities	—	—	70,242	70,242

Summary of Roll Forward of Major Level 3 Financial Assets and Financial Liability

The roll forward of major Level 3 financial assets and financial liabilities are as follows:

	Short-term	Put right
	and other investments	liabilities
	RMB	RMB
Fair value of Level 3 financial assets and liabilities as of December 31, 2021	753,164	96,911
Purchase of short-term and other investments	1,808,000	—
Disposal of short-term and other investments	(2,326,215)	—
Fair value changes	(23,765)	(30,798)
Currency translation differences	—	4,129
Fair value of Level 3 financial assets and liabilities as of June 30, 2022	211,184	70,242

Summary of Estimated Useful Lives

Property, equipment and software are stated at cost less accumulated depreciation and amortization. Depreciation and amortization is computed using the straight-line method over the following estimated useful lives, taking into account of any estimated residual value:

Laboratory equipment	3 to 10 years
Software	1 to 5 years
Office furniture and equipment	5 years
Delivery equipment	4 years
Leasehold improvements	Lesser of useful life or lease term